Amercian
 Express
   Financial
   Direct

Strategist Growth Fund, Inc.


1997 Annual Report


                             Strategist Growth Fund

                      Strategist Growth Trends Fund

                     Strategist Special Growth Fund

Table of contents


From the portfolio managers                                           1
The Funds' long-term performance                                      7
Independent auditors' report (Strategist Growth Fund, Inc.)          10
Financial statements (Strategist Growth Fund, Inc.)                  11
Notes to financial statements (Strategist Growth Fund, Inc.)         16
Federal income tax information (Strategist Growth Fund, Inc.)        21
Independent auditors' report (Growth Portfolio)                      22
Financial statements (Growth Portfolio)                              23
Notes to financial statements (Growth Portfolio)                     26
Investments in securities (Growth Portfolio)                         30
Independent auditors' report (Growth Trends Portfolio)               38
Financial statements (Growth Trends Portfolio)                       39
Notes to financial statements (Growth Trends Portfolio)              42
Investments in securities (Growth Trends Portfolio)                  46
Independent auditors' report (Aggressive Growth Portfolio)           58
Financial statements (Aggressive Growth Portfolio)                   59
Notes to financial statements (Aggressive Growth Portfolio)          62
Investments in securities (Aggressive Growth Portfolio)              66

From the portfolio managers

(picture of) Mitzi Malevich

Strategist Growth Fund recorded a strong gain during the past 12 months, as the stock market staged its strongest rally in many years. The result was a total return of 57.06% for investors over the August 1996 through July 1997 period. The return was comfortably ahead of that generated by the stock market as a whole, as measured by the Standard & Poor's 500 stock index, a group of unmanaged stocks commonly used as a proxy for the market. (Part of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

As if on cue, the stock market began its advance just as the fiscal year got underway. Buoyed by ongoing reports of low inflation, solid corporate profits and an expanding economy, the market powered its way through the fall and winter before stalling in mid-March. By that time, heightened fear of rising inflation had driven up long-term interest rates, which in turn drove the market down by close to 10% during the ensuing weeks. But by May, stocks had shaken off the setback and were off and running to new highs through the end of the period.

Large growth stocks set pace

For the most part, the market's advance was led by stocks of large, rapidly growing companies, a trend that works to this Fund's advantage. To the Fund's further benefit, stocks of technology-related companies, including computer hardware and software producers, and consumer-related companies, including health-care providers and food/beverage producers, recorded some of the biggest gains during the 12 months. As they have for several years, those two business sectors comprised more than half of the portfolio's investments, with Microsoft, Cisco Systems, Tellabs, Nike, Coca-Cola and HealthSouth among the best individual performers. There was little turnover in the portfolio, as I continued to be optimistic about the long-term prospects for the great majority of holdings.

Also working to the Fund's benefit was its low level of cash reserves, as it proved to be much more rewarding to keep virtually all of the assets invested in stocks. This low-cash, or "fully invested," strategy is consistent with my investment style and, while it does make the Fund more vulnerable during market downturns, I believe it allows for a higher return over the long run.

As I wrote in my letter to you six months ago, I continue to find the investment environment largely favorable. Inflation remains low, corporations are still reporting solid profits and long-term interest rates continue to be at a comfortable level. Those fundamentals haven't changed. What has changed is that the stock market is at a much higher level than it was when the fiscal year began in August 1996, which makes it more vulnerable to a negative change in any of the fundamentals. But more important, even if the market does experience a downturn in the months ahead, I don't think that will alter the underlying bias of the market, which, I believe, will continue to work in favor of patient, persistent investors over the next few years.

Mitzi Malevich
Portfolio Manager

From the portfolio managers

(picture of) Gordon Fines

A soaring stock market and good securities selection made for a highly rewarding fiscal year for Strategist Growth Trends Fund. During the period -- August 1996 through July 1997 -- investors in the Fund realized a total return (net asset value change and distributions) of 43.74%.

Although nothing more than a pleasant accident, the market's surge began almost in concert with the start of the Fund's fiscal year. A virtually ideal environment for stocks prevailed for most of the period, highlighted by low inflation, healthy corporate earnings, solid economic growth and generally low long-term interest rates. Not surprisingly, the stock market flourished, experiencing only one notable setback. That came last spring, when fear of a potential increase in inflation drove up long-term interest rates and sent stocks tumbling. Within weeks, though, the market had gotten back on its feet and began marching to new highs through the end of the fiscal year. The Fund's performance basically tracked that of the broad market over the entire period.

Characteristic of the market in recent years, stocks of large companies, commonly called "large-caps," fared considerably better than their smaller counterparts during the 12 months. Moreover, those with above-average profit increases -- growth companies -- were in particular favor with investors. For a large-cap growth fund such as this one, that proved to be a fruitful combination.

Strongest sectors

Consistent with my strategy of recent years, I kept most of the portfolio's assets invested in stocks in the technology/telecommunications, health care and financial/business services sectors, which continued to offer much of corporate America's greatest earnings growth. As for individual standout stocks, General Electric, Cisco Systems, Microsoft, Intel, Citicorp and Pfizer were among the Fund's biggest winners over the period. The great majority of the stock investments were domestic; only about 10% went into those of foreign firms, though I think that category is beginning to show more promise. Apart from some minor shifts, the structure of the portfolio was essentially unchanged during the period.

You may recall that in my last report to shareholders I thought it unlikely that the stock market would continue to enjoy such a positive environment throughout 1997. While I still feel that way, at this point (mid-August) no major stumbling blocks have surfaced. I think the keys for the market continue to be the strength of corporate earnings and the direction of long-term interest rates. As we wait to see how these and other factors unfold in the months ahead, I plan to keep the portfolio invested based on the themes -- technology/ telecommunications, health care and financial/business services -- that have worked to its advantage in recent years.

Gordon Fines
Portfolio Manager

From the portfolio managers

(picture of)Guru Baliga

Strategist Special Growth Fund took advantage of a powerful bull market to post an uncommonly strong gain during the past fiscal year which ran from August 19, 1996 (the Fund's inception date) through July 1997. Over that period, the Fund generated a total return of 38.37%.

The timing of the Fund's introduction proved to be fortunate, as the stock market was just beginning its remarkable rally. At that time, August 1996, the foundation for the advance had just fallen into place: inflation was tame; long-term interest rates had leveled off; corporations were reporting robust profits; and the economy appeared healthy.

Supported by those excellent fundamentals, perhaps no one should have been surprised when, for the next 12 months, the market went on an almost-uninterrupted march. The only meaningful downturn (just under 10%) came late last winter, when worries about a potential rise in the inflation rate sent long-term interest rates higher. But the inflation fears soon subsided, rates came back down, and the market was again on its way to higher ground. To put the strength of the rally in perspective, the market's 16.6% surge in the second quarter (April through June) was its best quarterly performance since 1991.

Health care, technology, financial services strong

The Fund's performance basically tracked that of the broad market -- two striking advances sandwiched around a moderate, mid-period slump. Moreover, the business sectors that drove the stock market -- health care, technology and financial services -- to a large degree also drove the Fund. Among the top individual performers for the portfolio were, in no particular order: Northern Telecom, Intel, Computer Associates, Boston Scientific, American Home Products, Gillette, Schering Plough, Merck, Boeing, Alcoa, Allied Signal, NationsBank, BankBoston and Providian.

The only real disappointment over the period was what turned out to be the premature sale of certain high-priced technology stocks -- primarily Dell
Computer, IBM and Microsoft -- that rebounded sharply from the late-winter slump. On the other hand, being highly selective paid off when it came to retailing, a sector that struggled for most of the fiscal year. Also benefiting Fund performance was the decision to keep a low level of cash reserves, as stock investments ultimately generated a much greater return.

As we begin a new fiscal year, the investment environment continues to benefit from low inflation, moderate economic growth, low long-term interest rates and generally good corporate profits. That's encouraging. But, like all good things, this perfect world also will come to an end at some point, and the stock market will stall out and, perhaps, retreat. While I can't predict when that will happen, I can tell you that it's a normal part of investing and that I expect it will prove to be only a temporary interruption in what I believe is still a long-term positive trend for the stock market.

Guru Baliga
Portfolio Manager

The Funds' long-term performance

              How your $10,000 has grown in Strategist Growth Fund

Average annual total return
(as of July 31, 1997)
1 year      5 years       10 years
+57.06%     +23.19%       +15.70%

                                                            $14,209
                                                           Strategist
                                                            Growth
                                S&P  500                      Fund
                              Stock Index


                      Lipper Growth
                        Fund Index

$10,000

5/31/96  6/30/96  7/31/96 8/31/96 9/30/96  10/31/96  11/30/96  12/31/96  1/31/97
2/28/97 3/31/97 4/30/97 5/31/97 6/30/97 7/31/97

Assumes: Holding period from 5/31/96 to 7/31/97. Returns do not reflect taxes payable on distributions. There is no reinvestment of income or capital gain distributions for the Fund. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

              How your $10,000 has grown in Strategist Growth Trends Fund

Average annual total return
(as of July 31, 1997)
1 year      5 years       10 years
+43.74%     +20.19%       +16.52%

                                                           $13,779
                                                          Strategist
                                                            Growth
                                S&P 500                     Trends
                              Stock Index                    Fund

                      Lipper Growth
                        Fund Index
$10,000

5/31/96  6/30/96  7/31/96 8/31/96 9/30/96  10/31/96  11/30/96  12/31/96  1/31/97
2/28/97 3/31/97 4/30/97 5/31/97 6/30/97 7/31/97

Assumes: Holding period from 5/31/96 to 7/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $36. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Stock Index (S&P
500) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS New Dimensions Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Trends Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

              How your $10,000 has grown in Strategist Special Growth Fund

Average annual total return
(as of July 31, 1997)
      Since inception*
        +38.37%
*inception date was Aug. 19, 1996
                                                            $14,236
                                                           Strategist
                                                            Special
                                S&P 500                      Growth
                              Stock Index                     Fund


$10,000

8/31/96 9/30/96 10/31/96 11/30/96 12/31/96 1/31/97 2/28/97 3/31/97 4/30/97
5/31/97 6/30/97 7/31/97

Assumes: Holding period from 8/31/96 to 7/31/97. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $37. Also see "Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Stock Index (S&P 500). Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

The financial statements contained in Post-Effective Amendment #5 to Registration Statement No. 33-63905 filed on or about September 26, 1997 are incorporated herein by reference.
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American
  Express
    Financial
    Direct

P.O. Box 5196
Minneapolis, MN 55459-0196


American Express Service Corporation, Distributor